Share-Based Compensation (Details)		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Nov. 28, 2025 $ / shares	Dec. 30, 2024 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Group granted | shares		2,500,000		2,500,000
Grant date | $ / shares				$ 25.92
Fair value of the ADSs granted | $				$ 64,800,000
Weighted-average period		11 months 15 days
American Depositary Shares ADSs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Group granted | shares		15,000,000		15,000,000
Fair value of the ADSs granted | ¥		¥ 453,152,880
Weighted-average period		11 months 15 days
Unrecognized employee based-based compensation expense		¥ 437,081,058		$ 62,501,760
2025 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Group granted | shares		3,317,204		3,317,204
Minimum [Member] | American Depositary Shares ADSs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date | $ / shares					$ 4.32
Maximum [Member] | American Depositary Shares ADSs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date | $ / shares					$ 25.92